Share-based payments - Summary of share-based compensation costs (Details) - Performance shares - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation costs [Line Items]
Employees of the controlling company	₩ 10,979	₩ 4,950	₩ 5,123
Employees of the subsidiaries	95,163	41,686	36,751
Total	₩ 106,142	₩ 46,636	₩ 41,874